Joint Ventures (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Other long term liabilities	$ 222,000		$ 133,000	$ 160,000
Sales and marketing	382,000	703,000	2,855,000	2,448,000
TEPS [Member]
Interest In Joint Venture			50.00%
Payments Towards Capital Contribution Joint Venture				400,000
Reduction In Value Of Investments In Joint Venture			26,000	389,000
Investments In Joint Venture Carrying Value			10,000	32,000
BPD [Member]
Interest In Joint Venture			50.00%
UPA [Member]
Interest In Joint Venture			50.00%
Revenue from Grants	170,000		1,000,000
Contracts Received	157,000		900,000
Other long term liabilities	164,000		109,000
Sales and marketing			129,000
Payments To Acquire Interest In Joint Venture			1,250
Debt Instrument, Face Amount			100,000
Debt Instrument, Description of Variable Rate Basis			three-month LIBOR rate plus 2% per year
Increase In Value Of Investment In Joint Venture			$ 18,000